Investments - Summarized Financial Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Revenues	$ 25,781	$ 18,327	$ 25,461	$ 18,353
Net income (loss)	(54,974)	(30,591)	(46,689)	(37,713)
Net loss	(2,346)	$ (2,371)	1,606	1,644
Current assets	88,815		148,675	76,589
Current liabilities	$ 49,047		49,290	15,204
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues			40,244	26,120
Gross profit			(5,703)	(5,510)
Net income (loss)			(9,695)	(9,729)
Current assets			56,204	55,188
Non-current assets			270,454	133,794
Current liabilities			64,499	33,540
Non-current liabilities			$ 58,802	$ 21,674